Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue
Total revenues	¥ 3,243,371	¥ 3,475,281
Directly-operated salons
Disaggregation of Revenue
Total revenues	2,848,537	3,015,663
Franchise
Disaggregation of Revenue
Total revenues	322,880	415,924
Other revenues
Disaggregation of Revenue
Total revenues	71,954	43,694
Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	2,902,972	3,138,956
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Total revenues	2,459,319	2,053,537
Relaxation Salon Segment | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	121,073	669,695
Relaxation Salon Segment | Franchise
Disaggregation of Revenue
Total revenues	38,981	47,252
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Total revenues	68,129	79,724
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Total revenues	23,590	39,690
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Total revenues	136,417	159,404
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Total revenues	55,463	89,654
Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	71,954	43,694
Digital Preventative Healthcare | Other revenues
Disaggregation of Revenue
Total revenues	71,954	43,694
Luxury Beauty
Disaggregation of Revenue
Total revenues	268,445	292,631
Luxury Beauty | Directly-operated salons
Disaggregation of Revenue
Total revenues	268,145	292,431
Luxury Beauty | Franchise
Disaggregation of Revenue
Total revenues	300	200
Operating segments
Disaggregation of Revenue
Total revenues	3,243,371	3,475,281
Operating segments | Directly-operated salons
Disaggregation of Revenue
Total revenues	2,727,464	2,345,968
Operating segments | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	121,073	669,695
Operating segments | Franchise
Disaggregation of Revenue
Total revenues	39,281	47,452
Operating segments | Royalty income
Disaggregation of Revenue
Total revenues	68,129	79,724
Operating segments | Staffing service revenue
Disaggregation of Revenue
Total revenues	23,590	39,690
Operating segments | Sublease revenue
Disaggregation of Revenue
Total revenues	136,417	159,404
Operating segments | Other franchise revenues
Disaggregation of Revenue
Total revenues	55,463	89,654
Operating segments | Other revenues
Disaggregation of Revenue
Total revenues	71,954	43,694
Operating segments | Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	2,902,972	3,138,956
Operating segments | Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	71,954	43,694
Operating segments | Luxury Beauty
Disaggregation of Revenue
Total revenues	¥ 268,445	¥ 292,631